Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2005 Portfolio

March 31, 2021

VIPF2005-QTLY-0521
1.830285.115

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 9.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	5,407	$254,112
VIP Equity-Income Portfolio Initial Class (a)	10,420	263,301
VIP Growth & Income Portfolio Initial Class (a)	12,442	300,841
VIP Growth Portfolio Initial Class (a)	2,769	260,358
VIP Mid Cap Portfolio Initial Class (a)	1,718	73,624
VIP Value Portfolio Initial Class (a)	10,590	193,166
VIP Value Strategies Portfolio Initial Class (a)	5,973	94,495
TOTAL DOMESTIC EQUITY FUNDS
(Cost $860,662)		1,439,897

International Equity Funds - 14.9%
VIP Emerging Markets Portfolio Initial Class (a)	86,649	1,278,074
VIP Overseas Portfolio Initial Class (a)	37,337	977,490
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,524,751)		2,255,564

Bond Funds - 55.2%
Fidelity Inflation-Protected Bond Index Fund (a)	156,498	1,701,128
Fidelity Long-Term Treasury Bond Index Fund (a)	27,496	377,797
VIP High Income Portfolio Initial Class (a)	57,490	304,120
VIP Investment Grade Bond Portfolio Initial Class (a)	443,443	5,977,618
TOTAL BOND FUNDS
(Cost $7,900,372)		8,360,663

Short-Term Funds - 20.4%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $3,096,390)	3,096,390	3,096,390
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $13,382,175)		15,152,514
NET OTHER ASSETS (LIABILITIES) - 0.0%		(442)
NET ASSETS - 100%		$15,152,072

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,794,523	$155,014	$221,515	$64	$(1,165)	$(25,729)	$1,701,128
Fidelity Long-Term Treasury Bond Index Fund	369,621	107,979	43,772	1,909	(4,698)	(51,333)	377,797
VIP Contrafund Portfolio Initial Class	274,430	38,239	51,081	13,002	3,240	(10,716)	254,112
VIP Emerging Markets Portfolio Initial Class	1,354,742	157,539	242,635	53,056	40,412	(31,984)	1,278,074
VIP Equity-Income Portfolio Initial Class	289,644	40,321	81,608	9,627	3,410	11,534	263,301
VIP Government Money Market Portfolio Initial Class 0.01%	3,275,991	208,630	388,231	76	--	--	3,096,390
VIP Growth & Income Portfolio Initial Class	329,907	45,273	98,897	10,045	16,236	8,322	300,841
VIP Growth Portfolio Initial Class	279,618	56,217	50,507	33,225	2,123	(27,093)	260,358
VIP High Income Portfolio Initial Class	320,681	22,159	37,552	2,644	(726)	(442)	304,120
VIP Investment Grade Bond Portfolio Initial Class	6,306,239	669,922	728,675	92,995	(18,072)	(251,796)	5,977,618
VIP Mid Cap Portfolio Initial Class	79,989	5,954	20,275	304	4,031	3,925	73,624
VIP Overseas Portfolio Initial Class	1,050,628	118,599	177,248	31,714	18,029	(32,518)	977,490
VIP Value Portfolio Initial Class	211,844	19,125	65,592	516	12,913	14,876	193,166
VIP Value Strategies Portfolio Initial Class	103,642	8,057	32,932	171	7,106	8,622	94,495
Total	$16,041,499	$1,653,028	$2,240,520	$249,348	$82,839	$(384,332)	$15,152,514

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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